UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NORTH PEAK LLC
Address:   666 THIRD AVENUE
           NEW YORK, NY  10017-4011



13F File Number:  28-4247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    ABE MASTBAUM
Title:   CHIEF FINANCIAL OFFICER
Phone:   212-476-8088

Signature, Place, and Date of Signing:

  ABE MASTBAUM  666 THIRD AVE. NEW YORK, N.Y. 10017-4001  February 14,


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      42

Form 13F Information Table Value Total:       394,950,108



List of Other Included Managers:



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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ALLIANCE BANCORP INC.          CS               01852J105     1652    65580 SH       SOLE                    65580
ALZA CORP.                     CS               022615108    14657   361900 SH       SOLE                   361900
AMERICAN GENERAL CORP.         CS               026351106    16011   418600 SH       SOLE                   418600
BARRETT RESOURCES CORP.        CS               068480201    14268   237600 SH       SOLE                   237600
BAXTER INTERNATIONAL           CS               071813125        7   167500 SH       SOLE                   167500
BIOCHEM PHARMACUETICAL INC.    CS               09058T108     7443   245000 SH       SOLE                   245000
C-CUBE MICROSYSTEMS INC.       CS               12501N108    13439  1091700 SH       SOLE                  1091700
CELL GENESYS INC.              CS               150921104      399    28000 SH       SOLE                    28000
CENTURA BANKS INC.             CS               15640T100    16536   334400 SH       SOLE                   334400
CENTURY SOUTH BANKS INC.       CS               156683104     4095   126755 SH       SOLE                   126755
CHRIS CRAFT INDUSTRIES INC.    CS               170520100     1562    24700 SH       SOLE                    24700
CITADEL COMMUNICATIONS CORP.   CS               172853202    11146   448000 SH       SOLE                   448000
COACHMEN INDUSTRIES INC.       CS               189873102      622    69500 SH       SOLE                    69500
CYBERONICS INC.                CS               23251P102      384    23700 SH       SOLE                    23700
DALLAS SEMICONDUCTOR CORP.     CS               235204104    20961   805900 SH       SOLE                   805900
DELHAIZE AMERICA INC. CLASS A  CS               246688105     1276    62752 SH       SOLE                    62752
EFFICIENT NETWORKS CONV. BOND  BD               282056AB6     2996  3000000 PRN      SOLE                    30000
EFFICIENT NETWORKS INC.        CS               282056100    23500  1000000 SH       SOLE                  1000000
ELAN CORP. RIGHTS PLC          CS               G29539148      360   250000 SH       SOLE                   250000
ELDORADO BANCSHARES INC.       CS               28467W106     1256   104700 SH       SOLE                   104700
FRANCHISE FINANCE CORP. OF AME CS               351807102      997    40000 SH       SOLE                    40000
HARCOURT GENERAL INC.          CS               41163G101    15883   285300 SH       SOLE                   285300
HONEYWELL INTERNATIONAL INC.   CS               438516106    23717   581300 SH       SOLE                   581300
INTERMEDIA COMMUNICATIONS INC. CS               458801107      261    15000 SH       SOLE                    15000
KENT ELECTRONICS CORP.         CS               490553104    15259   847700 SH       SOLE                   847700
KENT ELECTRONICS CORP. BOND 4. BD               490553AA2     4975  5096000 PRN      SOLE                    50960
LITTON INDUSTRIES INC.         CS               538021106    14773   183900 SH       SOLE                   183900
MCN ENERGY GROUP INC.          CS               55267J100     4555   177300 SH       SOLE                   177300
MESABA HOLDINGS INC.           CS               59066B102     3339   299956 SH       SOLE                   299956
NISOURCE INC. SAILS            CS               65473P600     1066   386300 SH       SOLE                   386300
OLD KENT FINANCIAL CORP.       CS               679833103     6969   183400 SH       SOLE                   183400
POWERTEL INC.                  CS               73936C109     2771    50373 SH       SOLE                    50373
SHIRE PARMACUETICAL APR. 70 PU PUT              82481R106     1319    50000 SH  PUT  SOLE                    50000
SODEXHO MARRIOT SERVICES INC.  CS               833793102     1017    35000 SH       SOLE                    35000
SPIEKER PROPERTIES INC.        CS               848497103     3456    63000 SH       SOLE                    63000
SUNGLASS HUT INTERNATIONAL INC CS               86736F106     1851   161800 SH       SOLE                   161800
TEXACO INC.                    CS               881694103    18466   278100 SH       SOLE                   278100
TOSCO CORP.                    CS               891490302    36201   846600 SH       SOLE                   846600
TRUE NORTH COMMUNICATIONS INC. CS               897844106     3601    95400 SH       SOLE                    95400
UNITED DOMINION INDUSTRIES LTD CS               909914103    23132  1101500 SH       SOLE                  1101500
VOICESTREAM WIRELESS CORP.     CS               928615103    34165   369828 SH       SOLE                   369828
WILLAMETTE INDUSTRIES INC.     CS               969133107    24610   535000 SH       SOLE                   535000
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